Related Party Convertible Notes Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Related Party Details
Related Party Convertible Notes Payable		$ 179,000	$ 493,450	$ 298,332
Interest Rate	6.00%	6.00%
Term Minimum	0	0
Term Maximum	0 years	1 year
Discount		$ (4,544)	(227,203)
Total		$ (174,456)	$ 266,247